Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.16%	6.16%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	8.94%	6.42%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.73%	2.12%
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Annual Return [Percent]	5.78%
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I
Prospectus [Line Items]
Annual Return [Percent]	4.38%	2.91%	4.64%	1.19%	0.09%	0.62%	1.47%
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I
Prospectus [Line Items]
Annual Return [Percent]	6.90%	6.15%	6.18%	(4.07%)	0.01%	3.40%	4.07%	2.11%	1.94%	8.37%
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I
Prospectus [Line Items]
Annual Return [Percent]	8.23%	4.00%	7.20%	(14.13%)	(0.45%)	7.82%	10.71%	(0.43%)	6.14%	12.03%
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	10.25%	6.40%	8.33%	(7.23%)	(0.27%)	4.70%	9.67%	(0.05%)	7.28%	5.06%
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	9.29%	6.81%	8.77%	(8.44%)	1.06%	3.54%	6.70%	2.12%	6.76%	5.91%
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Annual Return [Percent]	20.12%
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.63%	8.88%
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	12.09%	14.49%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF
Prospectus [Line Items]
Annual Return [Percent]	33.15%	5.53%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Annual Return [Percent]	16.02%	24.22%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF
Prospectus [Line Items]
Annual Return [Percent]	16.38%	18.74%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Annual Return [Percent]	9.39%	12.57%
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Annual Return [Percent]	4.99%	6.09%